Financial Risk Management - Summary of Maximum Exposure to Credit Risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk	₩ 1,000,619,194	₩ 964,088,865
Financial assets
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk	764,429,275	728,467,887
Due from financial institutions measured at amortized cost
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk	32,567,708	27,790,121
Due from financial institutions measured at fair value through profit or loss
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk	476,717	218,357
Securities measured at fair value through profit or loss
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk	80,553,348	73,768,636
Loans measured at fair value through profit or loss
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk	1,231,012	1,187,763
Derivatives
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk	8,178,056	11,730,767
Loans measured at amortized cost
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk	491,978,044	472,071,840
Other financial assets
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk	19,069,696	14,404,227
Securities measured at fair value through other comprehensive income
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk	93,312,419	88,735,996
Securities measured at amortized cost
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk	35,067,192	37,113,552
Loans measured at fair value through other comprehensive income
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk	1,995,083	1,446,628
Off-balance sheet items
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk	236,189,919	235,620,978
Acceptances And Guarantees Contracts
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk	15,503,443	16,250,243
Financial guarantee contracts
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk	7,209,320	6,674,740
Commitments
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk	₩ 213,477,156	₩ 212,695,995